Document and Entity Information	Apr. 10, 2024
Cover [Abstract]
Entity Registrant Name	VERTEX PHARMACEUTICALS INC / MA
Entity Incorporation State Country Code	MA
Amendment Flag	false
Entity Central Index Key	0000875320
Document Type	8-K
Document Period End Date	Apr. 10, 2024
Entity File Number	000-19319
Entity Tax Identification Number	04-3039129
Entity Address, Address Line One	50 Northern Avenue
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	341-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	true
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value Per Share
Trading Symbol	VRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false